Subsequent Events (Details) - Subsequent Event - Convertible Notes 3.00 % Cash/5..00% PIK Due 2024 - Senior Notes	Feb. 24, 2020 $ / shares Rate
Subsequent Event [Line Items]
Stated interest rate (as a percent)	3.00%
Paid in kind interest rate (as a percent)	5.00%
Debt conversion price (in dollars per share) | $ / shares	$ 491.8619000
Debt conversion ratio, (in shares) | Rate	36325.85%